Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

2. Acquisitions

InfrastruX

On July 1, 2010, the Company completed the acquisition of 100 percent of the outstanding stock of InfrastruX Group, Inc. (“InfrastruX”) for a purchase price of $476,398, inclusive of certain working capital adjustments. The Company paid $362,980 in cash, a portion of which was used to retire InfrastruX indebtedness and pay InfrastruX transaction expenses, and issued 7,923,308 shares of the Company’s common stock to the shareholders of InfrastruX. Cash paid was comprised of $62,980 in cash on hand and $300,000 from a new term loan facility. The acquisition was completed pursuant to an Agreement and Plan of Merger (the “Merger Agreement”), dated March 11, 2010.

InfrastruX was a privately-held firm based in Seattle, Washington and provides design, construction, maintenance, engineering and other infrastructure services to the utility industry across the U.S. market.

This acquisition provides the Company the opportunity to strengthen its presence in the infrastructure markets within the utility industry.

Consideration

Total consideration transferred in acquiring InfrastruX is summarized as follows:

Proceeds from newly issued term loan facility	$300,000
Cash provided from operations	62,980

Total cash consideration	362,980
Issuance of Willbros Group common stock	58,078	(1)
Contingent consideration	55,340	(2)

Total consideration	$476,398

(1)	Represents 7,923,308 shares issued, which have been valued at the closing price of Company stock on July 1, 2010, the acquisition date.
(2)	Estimated as of acquisition announcement based on a probability estimate of InfrastruX’s EBITDA achievements during the earnout period. See Note 16 – Fair Value Measurements.

This transaction has been accounted for using the acquisition method of accounting which requires that, among other things, assets acquired and liabilities assumed be recorded at their fair values as of the acquisition date. The excess of the consideration transferred over those fair values is recorded as goodwill.

The allocation of purchase price to acquired assets and liabilities is as follows:

Assets acquired:
Cash and cash equivalents	$9,278
Accounts receivable	124,856
Inventories	4,501
Prepaid expenses and other current assets	39,565
Property, plant and equipment	156,160
Intangible assets	168,409
Goodwill	159,963 (1)
Other long-term assets	21,924
Liabilities assumed:
Accounts payable and other accrued liabilities	(97,985)
Capital lease obligations	(4,977)
Vendor related debt	(2,761)
Deferred income taxes and other liabilities	(80,445)
Other long-term liabilities	(22,090)

Net assets acquired	$476,398

(1)	Includes post-acquisition purchase price adjustment of $9,402 related to the settlement of working capital balances in the first quarter of 2011.

The Company has consolidated InfrastruX in its financial results as the Utility T&D segment from the date of the acquisition.

Property, Plant and Equipment (“PP&E”)

A step-up adjustment of $25,077 was recorded to present the PP&E acquired at its estimated fair value. The weighted average useful life used to calculate depreciation of the step up related to PP&E is approximately seven years.

Intangible Assets and Goodwill

The following table summarizes the fair value estimates recorded for the identifiable intangible assets and their estimated useful lives:

	Estimated Fair Value	Estimated Useful Life
Trade name	$12,779	10 years
Customer relationships	150,130	15 years
Technology	5,500	10 years

Total identifiable intangible assets	$168,409

The amortizable intangible assets have useful lives ranging between ten years and fifteen years and a weighted average useful life of 14.2 years. A significant portion of the customer relationship intangible recorded in this transaction relates to a single customer.

Goodwill represented the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired. The goodwill recorded in connection with this acquisition was included in the Utility T&D segment and has been fully written off as of December 31, 2012.

Deferred Taxes

The Company provided deferred taxes and other tax liabilities as part of the acquisition accounting related to the estimated fair market value adjustments for acquired intangible assets and PP&E. An adjustment of $80,445 was recorded to present the deferred taxes and other tax liabilities at fair value.

Pro Forma Impact of the Acquisition

The following unaudited supplemental pro forma results present consolidated information as if the acquisition had been completed as of January 1, 2010. The unaudited pro forma results include: (i) the amortization associated with an estimate of the acquired intangible assets, (ii) interest expense associated with debt used to fund a portion of the acquisition and reduced interest income associated with cash used to fund a portion of the acquisition, (iii) the impact of certain fair value adjustments such as additional depreciation expense for adjustments to property, plant and equipment and reduction to interest expense for adjustments to debt, and (iv) costs directly related to acquiring InfrastruX. The unaudited pro forma results do not include any potential synergies, cost savings or other expected benefits of the acquisition. Accordingly, the unaudited pro forma results should not be considered indicative of the results that would have occurred if the acquisition and related borrowings had been consummated as of January 1, 2010, nor are they indicative of future results.

Year Ended December 31, 2010 (Unaudited)
Contract revenue	$1,500,729
Net loss attributable to Company shareholders	(53,089)
Basic loss per share	(1.15)
Diluted loss per share	(1.15)